Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 ₪ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share) | (per share)	₪ 0.01	$ 0.003	₪ 0.01
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000	1,200,000,000
Ordinary shares, shares issued	182,942,418	182,942,418	147,134,792
Ordinary shares, shares outstanding	182,942,418	182,942,418	147,134,792